Contracts in progress	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Contractors [Abstract]
Contracts in progress
Contracts in Progress

Contracts in progress were as follows as of the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Costs on contracts in progress	$1,189,496	$935,820
Estimated earnings on contracts in progress	111,451	76,883
Revenue on contracts in progress	1,300,947	1,012,703
Less: billings on contracts in progress	(1,263,221)	(1,027,816)
Net underbillings (overbillings)	$37,726	$(15,113)

The above amounts have been included in the accompanying condensed consolidated balance sheets under the following captions (in thousands):

	September 30, 2019	December 31, 2018
Costs and estimated earnings in excess of billings on uncompleted contracts	$109,540	$47,121
Billings in excess of costs and earnings on uncompleted contracts	(71,814)	(62,234)
Net underbillings (overbillings)	$37,726	$(15,113)

Provision for loss of $0.1 million and $1.4 million as of September 30, 2019 and December 31, 2018, respectively, is included in billings in excess of costs and earnings on uncompleted contracts.

The Company recognizes a contract asset within costs and estimated earnings in excess of billings on uncompleted contracts in the condensed consolidated balance sheet for revenue earned related to unapproved change orders that are probable of recovery. For the quarter ended September 30, 2019 and the year ended December 31, 2018, the Company had unapproved change orders of $69.9 million and $45.0 million, respectively.

Contracts in Progress

Contracts in progress were as follows as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Costs on contracts in progress	$935,820	$861,050
Estimated earnings on contracts in progress	76,883	131,997
Revenue on contracts in progress	1,012,703	993,047
Less: billings on contracts in progress	(1,027,816)	(981,832)
Net (over) under billings	$(15,113)	$11,215

The above amounts have been included in the consolidated balance sheets under the following captions:

	December 31,
(in thousands)	2018	2017
Costs and estimated earnings in excess of billings on uncompleted contracts	$47,121	$18,613
Billings in excess of costs and estimated earnings on uncompleted contracts	(62,234)	(7,398)
Net (over) under billings	$(15,113)	$11,215

Billings in excess of costs and estimated earnings on uncompleted contracts includes a provision for loss contracts of $1.4 million and $0.0 million as of December 31, 2018 and 2017, respectively.

The Company recognizes a contract asset within costs and estimated earnings in excess of billings on uncompleted contracts in the consolidated balance sheet for revenue earned related to unapproved change orders that are probable of recovery. For the years ended December 31, 2018, 2017 and 2016, the Company recognized revenue related to unapproved change orders of $45.0 million, $33.5 million and $17.8 million, respectively.